Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table provides information for the years 2025, 2024, 2023, 2022, and 2021 with respect to the compensation of our principal executive officer (“PEO”), which is our CEO Mr. Mahan, the average compensation of our other non-PEO NEOs, and the performance measures set forth in the table, including the Company’s selected performance measure of book value per share.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3) (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (5)	Net Income (6) ($ in thousands)	Book Value Per Common Share (7)

2025	$965,432	$965,432	$1,790,983	$1,057,464	$74	$131	$102,823	$25.06
2024	844,974	844,974	4,127,009	3,438,495	84	127	77,474	22.12
2023	905,493	905,493	3,707,743	2,830,090	97	116	73,898	20.23
2022	781,195	781,195	1,207,866	(4,211,841)	64	121	176,208	18.41
2021	884,380	884,380	9,833,931	16,358,379	184	133	166,995	16.39

Company Selected Measure Name	book value per common share
Named Executive Officers, Footnote	Mr. Mahan served as the PEO for each year indicated.For 2024, our non-PEO NEOs were Messrs. Losch, Phifer, Derraik, and Seward. For 2023, our non-PEO NEOs were Messrs. Losch, Derraik, Garriott, former President of the Bank until August 2023, Seward, and Ms. Stephanie Mann, former Chief Strategy Officer until August 2025. For 2022, our non-PEO NEOs were Messrs. Losch, Derraik, Seward and Mr. Smits, former Chief Credit Officer until August 2024. For 2021, our non-PEO NEOs were Messrs. Losch, Derraik, and Garriott, Mr. S. Brett Caines, who served as our Chief Financial Officer until August 31, 2021, and Mr. Underwood, a member of our Board of Directors, who served as President of the Company until November 2023.
Peer Group Issuers, Footnote	The Company TSR and the Company’s Peer Group TSR reflected in these columns is calculated based on a fixed investment of $100 on December 31, 2020, and calculated on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the KBW Nasdaq Regional Banking Index, as disclosed in our Annual Report for the year ended December 31, 2025, pursuant to Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 965,432	$ 844,974	$ 905,493	$ 781,195	$ 884,380
PEO Actually Paid Compensation Amount	$ 965,432	844,974	905,493	781,195	884,380
Adjustment To PEO Compensation, Footnote	This is the amount of compensation actually paid to the PEO for each year, as set forth within the Summary Compensation Table “Total” column for the applicable year. The Company did not provide any stock or option awards for the PEO within the Summary Compensation Table. Compensation actually paid to the PEO was identical to the total compensation for the PEO reported for each applicable year within the Summary Compensation Table. No adjustments were made.
Non-PEO NEO Average Total Compensation Amount	$ 1,790,983	4,127,009	3,707,743	1,207,866	9,833,931
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,057,464	3,438,495	2,830,090	(4,211,841)	16,358,379
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the average compensation actually paid (“CAP”) to the other NEOs, the following amounts were deducted from and added to total compensation, as depicted in the Summary Compensation Table. No NEOs had any awards that vested in the same year they were granted, except for Mr. Losch who received an award of 250,000 RSUs on February 12, 2024, the first annual vesting of which occurred on August 25, 2024, the first anniversary of his promotion as President of the Bank. No NEOs had any dividends or other earnings paid on awards in the year prior to vesting that are not reflected in total compensation for the applicable year, and therefore, no adjustments for those items were included in calculating CAP.

Average of Non-PEO NEOs	2025	2024	2023	2022	2021

Average Total Compensation Reported in Summary Compensation Table for the Year Indicated	$1,790,983	$4,127,009	$3,707,743	$1,207,866	$9,833,931

Adjustments:
Less, Average Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	1,053,487	3,452,083	2,099,973	537,490	9,211,030
Plus, Average Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	1,112,313	2,967,714	2,718,316	256,473	14,577,430
Plus, Average Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	(551,993)	(521,137)	762,907	(4,082,106)	261,261
Plus, Average Fair Value of Awards Granted and Vested in the Year Indicated	—	531,500	—	—	—
Plus, Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	(240,352)	(214,508)	210,847	(1,056,584)	896,787
Less, Average Prior Year-End Fair Value of Awards Granted in Prior Years that Forfeited in the Year Indicated	—	—	2,469,750	—	—
Average Total Adjustments	(733,519)	(688,514)	(877,653)	(5,419,707)	6,524,448

Average Compensation Actually Paid	$1,057,464	$3,438,495	$2,830,090	$(4,211,841)	$16,358,379

Compensation Actually Paid vs. Total Shareholder Return	While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance table above. Moreover, the Company generally seeks to incentivize long-term performance and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. The graphics below depict the relationship between each financial performance measures in the Pay versus Performance table above and CAP to our CEO and, on average, to our other NEOs, for each the four applicable years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance table above. Moreover, the Company generally seeks to incentivize long-term performance and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. The graphics below depict the relationship between each financial performance measures in the Pay versus Performance table above and CAP to our CEO and, on average, to our other NEOs, for each the four applicable years.

Tabular List, Table	Book Value Per Common Share •Annual TSR •Pre-Provision Net Revenue
Total Shareholder Return Amount	$ 74	84	97	64	184
Peer Group Total Shareholder Return Amount	131	127	116	121	133
Net Income (Loss)	$ 102,823,000	$ 77,474,000	$ 73,898,000	$ 176,208,000	$ 166,995,000
Company Selected Measure Amount | $ / shares	25.06	22.12	20.23	18.41	16.39
PEO Name	(1)Mr. Mahan
Additional 402(v) Disclosure	This is the average compensation actually paid to the non-PEO NEOs for each applicable year, starting with the average of such amounts set forth within the Summary Compensation Table “Total” column for the applicable year. See Average of Non-PEO NEOs table below.Represents the amount of net income attributable to common shareholders reflected in the Company’s audited financial statements for the year indicated.We have selected book value per common share as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to Company performance for fiscal year 2025. Book value per common share is defined as total common equity (total equity less preferred stock and non-controlling interest) divided by total common shares outstanding.
Measure:: 1
Pay vs Performance Disclosure
Name	Book Value Per Common Share
Measure:: 2
Pay vs Performance Disclosure
Name	Annual TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Pre-Provision Net Revenue
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (733,519)	$ (688,514)	$ (877,653)	$ (5,419,707)	$ 6,524,448
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,053,487)	(3,452,083)	(2,099,973)	(537,490)	(9,211,030)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,112,313	2,967,714	2,718,316	256,473	14,577,430
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(551,993)	(521,137)	762,907	(4,082,106)	261,261
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	531,500	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(240,352)	(214,508)	210,847	(1,056,584)	896,787
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (2,469,750)	$ 0	$ 0